SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q1) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Principles of Consolidation	The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.	The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.
Basis of Presentation	The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).	The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Foreign Currency
Foreign Currency
We translate the condensed consolidated financial statements of our foreign subsidiaries, which have a functional currency in the respective country’s local currency, to U.S. dollars using month-end exchange rates for assets and liabilities and actual exchange rates for revenue, costs and expenses on the date of the transaction.

Foreign Currency
We translate the financial statements of our foreign subsidiaries, which have a functional currency in the respective country’s local currency, to U.S. dollars using month-end exchange rates for assets and liabilities and actual exchange rates for revenue, costs and expenses on the date of the transaction. Translation gains and losses are included within “general and administrative expense” on the consolidated statements of operations. These gains and losses are immaterial to the financial statements.

Use of Estimates
Use of Estimates
The preparation of financial statements and related disclosures in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the period reported. Certain accounting policies involve a “critical accounting estimate” because they are particularly dependent on estimates and assumptions made by management about matters that are highly uncertain at the time the accounting estimates are made. In addition, while we have used our best estimates based on facts and circumstances available to us at the time, different acceptable assumptions would yield different results. Changes in the accounting estimates are reasonably likely to occur from period to period, which may have a material impact on the presentation of our financial condition and results of operations. We review these estimates and assumptions periodically and reflect the effects of revisions in the period that they are determined to be necessary. We believe that the assumptions and estimates associated with income taxes, equity-based compensation (including issuance of common stock for services rendered), and allowance for credit losses have the greatest potential impact on our consolidated financial statements. Therefore, we consider the policies related to these financial areas to be our critical accounting policies.
Future events and their effects cannot be predicted with certainty; accordingly, accounting estimates require the exercise of judgment. Accounting estimates used in the preparation of these financial statements change as new events occur, as more experience is acquired, as additional information is obtained, and as the operating environment changes. Actual results may differ materially from these estimates.

Use of Estimates
The preparation of financial statements and related disclosures in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the period reported. Certain accounting policies involve a “critical accounting estimate” because they are particularly dependent on estimates and assumptions made by management about matters that are highly uncertain at the time the accounting estimates are made. In addition, while we have used our best estimates based on facts and circumstances available to us at the time, different acceptable assumptions would yield different results. Changes in the accounting estimates are reasonably likely to occur from period to period, which may have a material impact on the presentation of our financial condition and results of operations. We review these estimates and assumptions periodically and reflect the effects of revisions in the period that they are determined to be necessary. We believe that the assumptions and estimates associated with income taxes, equity-based compensation, and allowance for credit losses have the greatest potential impact on our consolidated financial statements. Therefore, we consider the policies related to income taxes, equity-based compensation, and allowance for credit losses to be our critical accounting policies.
Future events and their effects cannot be predicted with certainty; accordingly, accounting estimates require the exercise of judgment. Accounting estimates used in the preparation of these financial statements change as new events occur, as more experience is acquired, as additional information is obtained, and as the operating environment changes. Actual results may differ materially from these estimates.

Segments
Segments
The Company manages its business as a single operating segment. Our chief operating decision maker reviews financial information presented for the purposes of allocating resources and evaluating financial performance at an entity level and we have no segment managers who are held accountable by the chief operating decision maker for operations and operating results. The products and services across the Company are similar in nature, distributed in a comparable manner and have customers with common characteristics. We determined that we have one operating and reportable segment in accordance with Accounting Standards Codification (“ASC”) 280, Segment Reporting.

Segments
The Company manages its business as a single operating segment. Our chief operating decision maker reviews financial information presented for the purposes of allocating resources and evaluating financial performance at an entity level and we have no segment managers who are held accountable by the chief operating decision maker for operations and operating results. The products and services across the company are similar in nature, distributed in a comparable manner and have customers with common characteristics. We determined that we have one operating and reportable segment in accordance with Accounting Standards Codification (“ASC”) 280, Segment Reporting.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Our financial assets, which include cash equivalents, current financial assets and our current financial liabilities have fair values that approximate their carrying value due to their short-term maturities.

Fair Value of Financial Instruments
Our financial assets, which include cash equivalents, current financial assets and our current financial liabilities have fair values that approximate their carrying value due to their short-term maturities.

Concentrations of Credit Risk
Concentrations of Credit Risk
Financial instruments that potentially subject us to concentration of credit risk consist principally of cash and cash equivalents and accounts receivable. We place our cash and cash equivalents with high credit-quality financial institutions. Such deposits may be in excess of federally insured limits. To date, we have not experienced any losses on our cash and cash equivalents. We perform periodic evaluations of the relative credit standing of the financial institutions.
We perform ongoing credit evaluations of our customers’ financial condition and require no collateral from our customers. We maintain a credit loss reserve for expected credit losses based upon the expected collectability of accounts receivable balances. See Effective Accounting Pronouncements within this Note below for further information.

Concentrations of Credit Risk
Financial instruments that potentially subject us to concentration of credit risk consist principally of cash and cash equivalents and accounts receivable. We place our cash and cash equivalents with high credit-quality financial institutions. Such deposits may be in excess of federally insured limits. We perform periodic evaluations of the relative credit standing of the financial institutions.
We perform ongoing credit evaluations of our customers’ financial condition and require no collateral from our customers. We maintain an allowance for credit losses based upon the expected collectability of accounts receivable balances.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with a maturity of three months or less, when acquired, to be cash equivalents. The Company maintains its cash with three commercial banks.

Cash and Cash Equivalents
The Company considers all highly liquid investments with a maturity of three months or less, when acquired, to be cash equivalents. The Company maintains its cash with three commercial banks.
As of December 31, 2023, the Company’s cash balances in interest and non-interest bearing deposit accounts were below the federally insured limits of $250,000 per financial institution. We monitor the financial condition of such institution and have not experienced any losses associated with these accounts.

Allowance for Credit Losses
Allowance for Credit Losses
The Corporation's reserve methodology used to determine the appropriate level of the allowance for credit losses (“ACL”) is a critical accounting estimate. The ACL is maintained at a level believed to be appropriate to provide for the current credit losses expected to be incurred related to the Company’s accounts and unbilled receivables at the balance sheet date. The evaluation of expected losses is based on the probability of default using historical loss rates, as well as adjustments for forward-looking information, including industry and macroeconomic forecasts, as required. Management's current methodology includes utilizing a historical loss rate equivalent to the average loss rate during the preceding forty-eight months and applying this rate to accounts and unbilled receivables at the date of recording. This rate as well as the various quantitative and qualitative factors used in the methodologies are reviewed quarterly.

Allowance for Credit Losses
The Corporation's reserve methodology used to determine the appropriate level of the allowance for credit losses (“ACL”) is a critical accounting estimate. The ACL is maintained at a level believed to be appropriate to provide for the current credit losses expected to be incurred related to the Company’s accounts and unbilled receivables at the balance sheet date. The evaluation of expected losses is based on the probability of default using historical loss rates, as well as adjustments for forward-looking information, including industry and macroeconomic forecasts, as required. Management's current methodology includes utilizing a historical loss rate equivalent to the average loss rate during the preceding forty-eight months and applying this rate to accounts and unbilled receivables at the date of recording. This rate as well as the various quantitative and qualitative factors used in the methodologies are reviewed quarterly.

Net Loss Per Share	Basic net income (loss) per share is computed by dividing the net income (loss) by the weighted-average number of shares of common stock outstanding during the period on a basic and diluted basis.
Earnings Per Share
The Company computes net income per share in accordance with ASC 260, Earnings Per Share. Under the provisions of ASC 260, basic net income per share is computed by dividing the net income available to common shareholders by the weighted average common shares outstanding during the period. Diluted net income per share adjusts basic net income per share for the effects of stock options, warrants, convertible notes and restricted stock awards only in periods, or for such awards in which the effect is dilutive. ASC 260 also requires the Company to present basic and diluted earnings per share information separately for each class of equity instruments that participate in any income distribution with primary equity instruments.